OTHER LONG-TERM DEBT (Schedule of Repayment of Loan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total outstanding principal amounts of loans [Member]
Repayment schedule (carrying amount):
2018		$ 49,629
2019		44,176
2020		33,006
2021	22,248	11,428
2022	22,248
2023 and on	55,622
Total	$ 100,118	$ 138,239
JPY [Member]
Debt Instrument [Line Items]
Interest rate	1.95%	Tibor + 1.65%-2.00%
Repayment schedule (carrying amount):
2018		$ 43,915
2019		32,747
2020		21,577
2021	22,248
2022	22,248
2023 and on	55,622
Total	$ 100,118	$ 98,239
U.S. Dollars [Member]
Debt Instrument [Line Items]
Interest rate		Libor + 2.00%
Repayment schedule (carrying amount):
2018		$ 5,714
2019		11,429
2020		11,429
2021		11,428
Total		$ 40,000